Commitments and Contingencies	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies
Commitments and Contingencies

NOTE 6 – Commitments and Contingencies

Lease commitment –The Company currently leases its offices in London on a month-to-month basis. (See Note 5). The Company currently leases office space in New York, New York on a month-to-month basis.

For the three months ended June 30, 2022 and 2021, the Company incurred rental expense in the amount of approximately $42,000 and 44,000, respectively. For the six months ended June 30, 2022 and 2021, the Company incurred rental expense in the amount of approximately $85,000 and 90,000, respectively.